Income Tax - Schedule of Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Effective Income Tax Rate [Abstract]
Loss from ordinary activities before income tax expense	$ (228,243,769)	$ (51,871,823)	$ (139,446,204)
Domestic tax rate for the Company	(57,060,943)	(12,967,956)	(34,861,551)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Non-temporary tax adjustments	48,698,576	9,357,956
Non-deductible fair value adjustments on restructure			30,745,254
Current year deferred tax assets (non-tax losses) not recognised	8,492,013	3,765,740	4,095,259
Accounting differences between IFRS and Austrian GAAP	(118,312)	(171,369)
Tax rate differential	(11,334)	15,629	21,038
Income tax rate